Document and Entity Information	Nov. 17, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001808220
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 17, 2022
Entity Registrant Name	GOHEALTH, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39390
Entity Tax Identification Number	85-0563805
Entity Address, Address Line One	214 West Huron St.
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(312)
Local Phone Number	386-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	GOCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false